CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2018 $ / shares
Accounts payable	¥ 53,465		¥ 56,266
Salary and welfare payables	52,204		55,788
Taxes payable	10,874		12,836
Deferred revenue	24,575		28,863
Amounts due to related parties	312		1,328
Accrued liabilities and other payables	27,606		17,501
Short-term bank loan	9,950		5,000
Operating lease liabilities	31,293		16,302
Operating lease liabilities	15,093		¥ 586
Other non-current liabilities	¥ 615
Shareholders' equity
Ordinary shares, par value (in US dollar per share) | $ / shares		$ 0.0001		$ 0.0001	$ 0.0001
Treasury stock (in shares) | shares	14,094,018		16,201,618
Class A ordinary shares
Shareholders' equity
Ordinary shares, par value (in US dollar per share) | $ / shares		0.0001		0.0001
Ordinary shares, shares authorized (in shares) | shares	4,903,917,300		4,903,917,300
Ordinary shares, shares issued (in shares) | shares	907,346,745		907,346,745
Ordinary shares, shares outstanding (in shares) | shares	895,814,195		893,706,595
Class B ordinary shares
Shareholders' equity
Ordinary shares, par value (in US dollar per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized (in shares) | shares	96,082,700		96,082,700
Ordinary shares, shares issued (in shares) | shares	96,082,700		96,082,700
Ordinary shares, shares outstanding (in shares) | shares	96,082,700		96,082,700
VIEs
Accounts payable	¥ 53,465		¥ 56,069
Salary and welfare payables	33,998		37,631
Taxes payable	6,844		11,311
Deferred revenue	24,575		28,863
Amounts due to related parties	312		1,328
Accrued liabilities and other payables	23,185		12,621
Short-term bank loan	9,950		5,000
Operating lease liabilities	31,293		16,302
Operating lease liabilities	15,093		586
Other non-current liabilities	¥ 615		¥ 0